Foreign Currency Transactions - Summary of Transactions Denominated in Foreign Currency (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Foreign Currency Transactions [Abstract]
Revenues from aeronautical and non-aeronautical services		$ 135,776		$ 121,137		$ 93,431
Revenues for recovery expenses		1,362		923		774
Technical assistance fee		5,738		5,622		5,682
Other expenses	$ 47,641	$ 54,198	$ 18,122	$ 55,723	$ 186,256	$ 36,616